Stock-based Compensation (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
9. Stock-based Compensation
2017 Stock Incentive Plan
In December 2017, we adopted the 2017 Stock Incentive Plan (the “2017 Plan”), as amended and restated, pursuant to which we have outstanding stock options. No future awards may be granted under the 2017 Plan.
2021 Stock Incentive Plan
In April 2021, our board of directors adopted and our stockholders approved the 2021 Stock Incentive Plan (the “2021 Plan”), which became effective immediately prior to the effectiveness of our initial public offering (the “IPO”). As a result of the adoption of the 2021 Plan, no further awards will be made under the 2017 Plan.
The 2021 Plan provides for the grant of incentive stock options (“ISOs”), non-qualified stock options, restricted stock awards (“RSAs”), restricted stock units (“RSUs”), stock appreciation rights and other stock-based awards. Our employees, officers, directors, consultants and advisors are eligible to receive awards under the 2021 Plan. The terms of awards, including vesting requirements, are determined by our board of directors, subject to the provisions of the 2021 Plan.
We initially registered 3,352,725 shares of common stock under the 2021 Plan, pursuant to a Registration Statement on Form S-8 filed with the SEC on April 30, 2021, which was comprised of (i) 2,843,116 shares of common stock reserved for issuance under the 2021 Plan, (ii) 31,884 shares of common stock originally reserved for issuance under the 2017 Plan that became available for issuance under the 2021 Plan upon the completion of the IPO, and (iii) 477,725 shares of unvested restricted stock subject to repurchase by us that may become issuable under the 2021
Plan following such repurchase. The 2021 Plan also provides that an additional number of shares will be added annually to the shares authorized for issuance under the 2021 Plan on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2022 and continuing until, and including, the fiscal year ending December 31, 2031. The number of shares added each year will be equal to the lesser of (i) 5% of the number of shares of outstanding common stock on such date and (ii) such amount as determined by our board of directors. As of June 30, 2026, a cumulative total of 9,582,699 additional shares have been added to the total shares authorized for issuance under the 2021 Plan in accordance with these terms.
2021 Employee Stock Purchase Plan
The 2021 Employee Stock Purchase Plan (“2021 ESPP”) permits eligible employees to purchase shares of our common stock at a discount and consists of consecutive six-month offering periods, each containing a single six-month purchase period. On the first day of each offering period, each employee who is enrolled in the 2021 ESPP will automatically receive an option to purchase up to a whole number of shares of our common stock. The purchase price of each of the shares purchased, in a given purchase period, will be equal to 85% of the lesser of the closing price of a share of our common stock on (i) the first day of the offering period, or (ii) the last day of the offering period. During the six months ended June 30, 2026 and 2025, 2,249 and 39,853 shares of our common stock, respectively, were purchased by participants of the 2021 ESPP.
Stock-Based Compensation Expense
Total stock-based compensation expense recognized in our condensed consolidated statements of operations was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Research and development	$83	$973	$586	$2,028
General and administrative	336	820	762	1,771
Total stock-based compensation	$419	$1,793	$1,348	$3,799

As part of the severance benefits offered to former employees impacted by the 2026 Restructuring described in Note 2 (the “Former Employees”), the forfeiture conditions of outstanding stock options belonging to the Former Employees were modified such that the Former Employees will retain their rights to exercise their stock options through the original expiration dates of each respective stock option to the extent that such stock options had become vested at the time that the Former Employees’ employment with us was terminated. Absent these modifications, the impacted stock options would have been forfeited by the Former Employees after a period of 90 days following the termination of their employment with us, if not exercised sooner. The expiration date for all stock options impacted by these modifications will occur on the tenth anniversary of the grant date of each respective stock option. For the three and six months ended June 30, 2026, the stock-based compensation expense above includes $0.1 million and $0.7 million, respectively, of expense recognized related to these modifications.
Stock Option Activity
No stock options were granted during the three or six months ended June 30, 2026. The fair value of stock options granted during the three and six months ended June 30, 2025 were calculated on the date of grant using the following weighted-average assumptions:

	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Risk-free interest rate	4.0%	4.4%
Expected term (in years)	5.8	5.9
Expected annual dividend yield	— %	—%
Expected volatility	95.2%	95.3%

Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the three and six months ended June 30, 2025 was $0.82 and $1.17 per share, respectively.
The following table summarizes stock option activity during the six months ended June 30, 2026:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2025	9,954,872	$4.71
Granted	—	$—
Exercised	—	$—
Cancelled	(1,748,441)	$2.23
Outstanding at June 30, 2026	8,206,431	$5.24	6.35	$—
Exercisable at June 30, 2026	6,948,699	$5.77	6.02	$—

No stock options were exercised during the three and six months ended June 30, 2026 and 2025.
As of June 30, 2026, we had unrecognized stock-based compensation expense related to unvested stock options of $2.0 million, which we expect to recognize over a weighted-average period of approximately 1.7 years.

10. Stock-based Compensation
2017 Stock Incentive Plan
In December 2017, we adopted the 2017 Stock Incentive Plan (the “2017 Plan”), as amended and restated, pursuant to which we have outstanding stock options. No future awards may be granted under the 2017 Plan.
2021 Stock Incentive Plan
In April 2021, our board of directors adopted and our stockholders approved the 2021 Stock Incentive Plan (the “2021 Plan”), which became effective immediately prior to the effectiveness of our initial public offering (the “IPO”). As a result of the adoption of the 2021 Plan, no further awards will be made under the 2017 Plan.
The 2021 Plan provides for the grant of incentive stock options (“ISOs”), non-qualified stock options, RSAs, RSUs, stock appreciation rights and other stock-based awards. Our employees, officers, directors, consultants and advisors are eligible to receive awards under the 2021 Plan. The terms of awards, including vesting requirements, are determined by our board of directors, subject to the provisions of the 2021 Plan.
We initially registered 3,352,725 shares of common stock under the 2021 Plan, pursuant to a Registration Statement on Form S-8 filed with the SEC on April 30, 2021, which was comprised of (i) 2,843,116 shares of common stock reserved for issuance under the 2021 Plan, (ii) 31,884 shares of common stock originally reserved for issuance under the 2017 Plan that became available for issuance under the 2021 Plan upon the completion of the IPO, and (iii) 477,725 shares of unvested restricted stock subject to repurchase by us that may become issuable under the 2021 Plan following such repurchase. The 2021 Plan also provides that an additional number of shares will be added annually to the shares authorized for issuance under the 2021 Plan on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2022 and continuing until, and including, the fiscal year ending December 31, 2031. The number of shares added each year will be equal to the lesser of (i) 5% of the number of outstanding common stock on such date and (ii) such amount as determined by the board of directors. As of December 31, 2025, a total of 7,152,859 additional shares have been added to the total shares authorized for issuance under the 2021 Plan in accordance with these terms.
As of December 31, 2025, there were 2,039,026 shares available for future issuance under the 2021 Plan.
2021 Employee Stock Purchase Plan
The 2021 ESPP permits eligible employees to purchase shares of our common stock at a discount and consists of consecutive six-month offering periods, each containing a single six-month purchase period. On the first day of each offering period, each employee who is enrolled in the 2021 ESPP will automatically receive an option to purchase up to a whole number of shares of our common stock. The purchase price of each of the shares purchased, in a given purchase period, will be equal to 85% of the lesser of the closing price of a share of our common stock on (i) the first day of the offering period, or (ii) the last day of the offering period. During the year ended December 31, 2025, 96,470 shares of our common stock were purchased by participants of the 2021 ESPP for total proceeds of $0.1 million. During the year ended December 31, 2024, 73,849 shares of our common stock were purchased by participants of the 2021 ESPP for total proceeds of $0.1 million.
Inducement Stock Option Awards
During the year ended December 31, 2025, we granted 201,720 Inducement Awards. No Inducement Awards were granted during the year ended December 31, 2024. The valuation assumptions and activity associated with Inducement Awards are included in the stock option activity described below.
Stock-Based Compensation Expense
Total stock-based compensation expense recognized in the consolidated statements of operations was as follows:

	Year Ended December 31,
	2025	2024
	(in thousands)
Research and development	$3,201	$4,606
General and administrative	3,044	4,220
Total stock-based compensation	$6,245	$8,826

RSU Activity
We have granted RSUs to our employees under the 2021 Plan. As of December 31, 2024, all RSUs granted to employees or non-employees had become fully vested or had been previously forfeited. No RSUs were granted during the year ended December 31, 2025. Accordingly, we had no unrecognized stock-based compensation expense related to unvested RSUs as of December 31, 2025. The aggregate fair value of RSUs that vested during the year ended December 31, 2024, based upon the fair value of the stock underlying the RSUs on the day of vesting was $1.0 million.
Stock Option Activity
The fair value of stock options granted during the years ended December 31, 2025 and 2024 was calculated on the date of grant using the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.4%	4.0%
Expected term (in years)	5.9	6.0
Expected annual dividend yield	— %	— %
Expected volatility	95.4%	92.7%

The valuation assumptions were determined as follows:
•	Risk-free interest rate: The yield on zero-coupon U.S. Treasury securities for a period that was commensurate with the expected term of the awards.
•
Expected term (in years): The expected term of the awards represents the period of time that the awards were expected to be outstanding. We use the simplified method to estimate the expected term due to a lack of sufficient historical exercise data to provide a reasonable basis on which to estimate the expected term. Under this method, the expected term equals the average of the vesting term and the original contractual term of the option.

•	Expected annual dividend yield: The estimated dividend yield was zero because we have no history of paying dividends, and do not intend to do so in the foreseeable future.
•
Expected volatility: The expected term of stock options granted by us is generally longer than the trading history of our common stock since the IPO on April 30, 2021. Accordingly, we estimated the expected volatility based on the historical volatility of a group of publicly-traded companies with similar characteristics to us, including stage of product development and therapeutic focus within the life sciences industry. The historical volatility of these companies was calculated over a period of time commensurate with the expected term of the stock option.

Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the years ended December 31, 2025 and 2024 was $1.16 and $3.43 per share, respectively.
The following table summarizes stock option activity during the year ended December 31, 2025:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2024	7,634,937	$6.24
Granted	3,390,691	$1.49
Exercised	—	$—
Cancelled	(1,070,756)	$5.43
Outstanding, December 31, 2025	9,954,872	$4.71	7.16	$—
Exercisable at December 31, 2025	6,203,856	$6.19	6.26	$—

No stock options were exercised during the year ended December 31, 2025. The aggregate intrinsic fair value of stock options exercised during the year ended December 31, 2024 was nominal.
As of December 31, 2025, we had unrecognized stock-based compensation expense related to unvested stock options of $5.4 million, which we expect to recognize over a weighted-average period of approximately 1.9 years.